UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04020

Morgan Stanley California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2008

Date of reporting period:	March 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Income

Portfolio of Investments March 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Tax-Exempt Municipal Bonds (94.8%)
	CALIFORNIA (91.3%)
$4,000	Anaheim Public Financing Authority, 1997 Ser C (FSA Insd)	6.00%	09/01/16	$4,581,240
8,000	Antelope Valley Healthcare District, Refg Ser 1997 A (FSA Insd)	5.20	01/01/20	8,169,360
5,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp Ser 2006	0.00 @	06/01/28	3,606,050
20,000	California Department of Water Resources, Center Valley Ser Y (FGIC Insd)	5.00	12/01/25	20,234,600
2,000	California Educational Facilities Authority, California College of Arts Ser 2005	5.00	06/01/35	1,680,700
3,000	California Educational Facilities Authority, Mills College Ser 2005 A	5.00	09/01/29	2,926,710
2,000	California Educational Facilities Authority, Pitzer College Ser 2005 A	5.00	04/01/35	1,895,140
2,000	California Educational Facilities Authority, University of Redlands Ser 2005 A	5.00	10/01/35	1,894,280
5,000	California Educational Facilities Authority, University of San Diego Ser 1998 (AMBAC)	5.00	10/01/22	5,054,950
4,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/27	3,894,920
5,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	4,695,500
2,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 A	5.25	04/01/39	1,930,320
2,000	California Infrastructure & Economic Development Bank, California Science Center Foundation Phase II Ser 2006 B (FGIC Insd)	5.00	05/01/31	1,989,080
5,000	California Infrastructure & Economic Development Bank, Kaiser Hospital Ser 2001 A	5.35	08/01/31	5,035,100
1,000	California Municipal Finance Authority, American Heritage Education Foundation Ser 2006 A	5.25	06/01/26	891,720
5,000	California Pollution Control Finance Authority, San Diego Gas & Electric Co 1996 Ser A	5.90	06/01/14	5,366,000
2,000	California Public Works Board, Butterfield State Office 2005 Ser A	5.25	06/01/30	2,002,220
10,000	California Public Works Board, department of Corrections Refg 1993 Ser A (AMBAC Insd)	5.00	12/01/19	10,330,900
495	California State, Ser 1993 (FSA Insd)	5.50	04/01/19	501,440
5,000	California Statewide Communities Development Authority, Adventist Healthwest 2005 Ser A	5.00	03/01/30	4,701,800
1,260	California Statewide Communities Development Authority, Cedars-Sinai Medical Center Ser 1992 COPs	6.50	08/01/12	1,352,371
3,000	California Statewide Communities Development Authority, Daughters of Charity Health Ser 2005 A	5.25	07/01/30	2,735,640
5,000	California, Ser 1990	7.00	08/01/08	5,087,150
2,650	California, Ser 1996 (AMBAC Insd)	5.25	06/01/21	2,652,915
5,000	California, Various Purpose Dtd 04/01/02	6.00	04/01/19	5,741,150
2,000	California, Veterans Ser AT	9.50	02/01/10	2,237,700
14,000	Duarte, City of Hope National Medical Center Ser 1999 A COPs	5.25	04/01/19	14,203,420
10,000	East Bay Municipal Utility District, Water Ser 2001 (MBIA Insd)	5.00	06/01/11+	10,744,200
8,000	Eastern Municipal Water District, Water & Sewer Refg Ser 1998 A COPs (FGIC Insd)	4.75	07/01/23	8,019,760
9,445	Fontana California University School District	0.00	02/01/33	2,367,578
1,500	Fontana Public Financing Authority, Ser 2003 A (AMBAC Insd)	5.375	09/01/25	1,540,260
14,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1999	0.00@	01/15/23	13,262,620
5,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1999 (MBIA Insd)	5.125	01/15/19	5,068,800
10,000	Golden State Tobacco Securitization Corporation, Asset Backed Ser 2007 A-1	5.75	06/01/47	8,862,800
3,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A	5.00	06/01/45	2,689,710
4,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	3,236,760

3,000	Huntington Beach Union High School District, Ser 2004 (FSA Insd)	5.00	08/01/27	3,033,870
2,000	Independent Cities Lease Financing Authority, San Juan Mobile Estates Ser 2006 A	5.125	05/15/41	1,727,660
5,000	Loma Linda, Loma Linda University Medical Center, Ser 2005 A	5.00	12/01/20	4,826,750
20,000	Long Beach Financing Authority, Ser 1992 (AMBAC Insd)	6.00	11/01/17	22,236,400
20,000	Los Angeles Department of Water & Power, Ser 2001 (FSA Insd)	5.25	07/01/22	20,827,800
5,000	Los Angeles Department of Water & Power, Ser 2001 A	5.125	07/01/41	5,019,650
3,000	Los Angeles Municipal Improvement Corporation, Police Headquarters Ser 2006 - A (FGIC Insd)	4.75	01/01/31	2,798,160
20,000	Los Angeles Wastewater Refg Ser 2003 B (FSA Insd) @@	5.00	06/01/22	20,768,000
5,000	Los Angeles, Ser 2004 (MBIA Insd)	5.00	09/01/24	5,098,700
7,500	Madera County, Valley Children’s Hospital Ser 1995 COPs (MBIA Insd)	6.50	03/15/15	8,440,950
2,530	Poway Uniform School District Public Financing Authority, Ser 2007 (AMBAC Insd)	4.625	09/15/42	2,321,705
10,000	Sacramento Financing Aurhority, Water & Capital Improvement 2001 Ser A (AMBAC Insd)	5.00	06/01/11+	10,744,200
2,000	San Diego County, Burnham Institute for Medical Research Ser 2006 COPs	5.00	09/01/34	1,718,820
5,000	San Francisco Airports Commission, San Francisco Int’l Airport Second Ser Refg Issue 27B (FGIC Insd)	5.125	05/01/26	5,033,050
9,500	San Francisco Bay Area Rapid Transit District, California, Sales Tax Ser 1998 (AMBAC Insd)	4.75	07/01/23	9,539,520
4,000	San Francisco City & County, City Buildings Ser 2007 A COPs (FGIC Insd)	4.50	09/01/37	3,574,800
5,000	San Francisco City & County, Laguna Hoda Hospital (FSA Insd)++	5.00	06/15/30	5,054,560
4,000	San Francisco Public Utilities Commission, Water 2002 Ser A (MBIA Insd)	5.00	11/01/20	4,097,640
6,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Refg Ser 1997 A (MBIA Insd)	0.00	01/15/15	4,438,440
10,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Senior Lein Ser 1993	5.00	01/01/33	8,552,300
10,000	San Jose Airport Ser 2001 A (FGIC Insd)	5.00	03/01/25	10,048,000
3,500	Southern California Public Power Authority, Mead-Adelanto 1994 Ser A (AMBAC Insd)	6.42##	07/01/15	4,280,920
2,500	Southern California Public Power Authority, Mead-Phoenix 1994 Ser A (AMBAC Insd)	6.27##	07/01/15	3,057,800
2,750	Southern California Public Power Authority, Transmission Refg Ser A (FSA Insd)	5.25	07/01/18	2,895,585
5,000	Tobacco Securitization Authority of North Carolina, Sacramento County Tobacco Securitization Corporation Ser 2005 A-1	5.50	06/01/45	4,320,200
4,000	Tobacco Securitization Authority of North Carolina, Sacramento County Tobacco Securitization Corporation Ser 2006 A-1	5.00	06/01/37	3,255,000
10,000	University of California, Ser 2007 J (FSA Insd)	4.50	05/15/31	9,305,700
10,000	University of California, Ser 2007 J (FSA Insd)	4.50	05/15/35	9,164,400
3,070	University of California, UCLA Medical Center Ser 2004 A (AMBAC Insd)	5.00	05/15/12+	3,353,484
5,000	West Basin Municipal Water District, Refg Ser 2003 A COPs (MBIA Insd)	5.00	08/01/30	5,018,250
4,685	Yosemite California Community College (WI)	0.00	08/01/24	1,993,655
				387,730,833

	PUERTO RICO (3.5%)
1,635	Puerto Rico Commonwealth, Ser 1998	4.75	07/01/08+	1,663,596
6,365	Puerto Rico Commonwealth, Ser 1998	4.75	07/01/23	6,020,590
3,680	Puerto Rico Public Buildings Authority, 2002 Ser D (AMBAC Insd)	0.00@	07/01/17+	3,319,691
1,320	Puerto Rico Public Buildings Authority, 2002 Ser D (AMBAC Insd)	0.00@	07/01/31	1,073,226
3,000	Puerto Rico, Public Impr Ser 1999 (Secondary MBIA Insd)	4.875	07/01/08+	3,053,610
				15,130,713

	Total Tax-Exempt Municipal Bonds
	(Cost $396,291,975)			402,861,546

	Short-Term California Tax-Exempt Municipal Obligations (4.7%)
2,985	Abag Financing Authority for Non Profit	1.02*	06/01/37	2,985,000
1,900	California Department of Water Resource Power Supply, Ser 2002 B-2 (Demand 04/01/2008)	1.20*	05/01/22	1,900,000
1,100	California State, Ser 2001-2002 RANs (Demand 04/01/08)	0.92*	05/01/33	1,100,000
6,400	California Statewide Communities Development Authority	4.25	08/15/27	6,400,000
4,400	California State, Ser 2001-2002 RANs (Demand 04/01/08)	0.92*	05/01/33	4,400,000
3,000	Orange County California (Demand 04/01/08)	2.10	08/01/16	3,000,000

	Total Tax-Exempt Municipal Bonds
	(Cost $19,785,000)			19,785,000

	Total Investments
	(Cost $416,076,975)			422,646,546

	FLOATING RATE NOTE AND DEALER TRUST OBLIGATION RELATED TO SECURITY HELD (-0.7%)
(3,000)	Note with interest rate of 2.20% at March 31, 2008 and contractual maturities of collateral at 06/15/30+++(a)
	(Cost $(3,000,000))			(3,000,000)

	Total Net Investments (Cost $413,076,975)(b) (c)		98.8%	419,646,546
	Other Assets In Excess of Liabilities		1.2	5,181,284
	Net Assets		100%	424,827,830

COPs	Certificates of Participation.
WI	Security purchased on a when-issued basis.
*	Current coupon of variable rate demand obligation.
+	Prerefunded to call date shown.
##

Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $7,338,720 which represents 1.7% of net assets.

++	Underlying security related to inverse floaters entered into by the Fund.
+++	Floating rate note obligation related to securities held. The interest shown reflect the rates in effect at March 31, 2008.
@	Security is a “step-up” bond where the coupon increases on a predetermined future date.
@@	A portion of this security has been physically segregated in connection with open futures contracts and open swap contracts in the amount of $850,456.

(a)

Floating Rate Note Obligation Related to Security Held – The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments.  The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.  The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.  At March 31, 2008, Fund investments with a value of $5,054,560 are held by the Dealer Trusts and serve as collateral for the $3,000,000 in floating rate note obligations outstanding at that date.  Contractual maturities of the floating rate note obligations and interest rates in effect at March 31, 2008 are presented in the “Portfolio of Investments”.

(b)	Securities have been designated as collateral in the amount equal $146,769,755 in connection with the purchase of a when-issued security, open futures contracts and open swap contracts.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. for book purposes.

Bond Insurance:

AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,”Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$419,646,546	—	$419,646,546	—
Other Financial Instruments*	(580,401)	(628,604)	48,203	—
Total	$419,066,145	$(628,604)	$419,694,749	—

* Other financial instruments include futures, forwards and swap contracts.

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees.  The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price.  The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics andother features deemed to be relevant.  The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.  Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Futures Contracts Open at March 31, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

53	Long	U.S. Treasury Notes Future,	$11,376,782	$4,116
		June 2008
60	Long	U.S. Treasury Bond Future 5 Year,	7,127,813	59,725
		June 2008
1125	Long	Swap Future 10 Year,	129,533,209	2,569,345
		June 2008
102	Short	U.S. Treasury Notes Future 5 Year,	(11,651,907)	(26,900)
		June 2008
949	Short	U.S. Treasury Notes Future,	(112,886,520)	(3,234,890)
		June 2008

		Net Unrealized Depreciation		$(628,604)

Interest Rate Swap Contracts Open at March 31, 2008:

	NOTIONAL				UNREALIZED
	AMOUNT	PAYMENTS	RECEIVED	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	MADE BY PORTFOLIO	BY PORTFOLIO	DATE	(DEPRECIATION)

Bank of America N.A.	27,815	Floating Rate 0.000% @	Fixed Rate 5.580%	February 28, 2018	$573,823

JPMorgan Chase Bank	28,810	Floating Rate 0.000 @	Fixed Rate 5.385	February 14, 2018	393,545

Bank of America N.A.	35,555	Fixed Rate 5.990	Floating Rate 0.000 @	February 28, 2023	(534,392)

JPMorgan Chase Bank	36,680	Fixed Rate 5.831	Floating Rate 0.000 @	February 14, 2023	(384,773)

			Net Unrealized Appreciation		(48,203)

@    Floating rate represents USD-3 months LIBOR.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008